LONG-TERM DEBT - SVB Term Loan (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Borrowings
Balance, beginning	$ 6,316,963	$ 7,959,680
Loan advance	0	0	$ 8,000,000
Principal repaid	(2,808,823)	(1,991,378)
Interest paid	(401,929)	(563,298)	(436,944)
Accretion	602,744	911,959
Balance, ending	3,708,955	6,316,963	$ 7,959,680
Current portion	3,708,955	2,815,947
Long-term portion	$ 0	$ 3,501,016